Regulatory Capital (Tables)	9 Months Ended
Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The following table summarizes the Corporation’s and Banks’ capital ratios and the ratios required by their federal regulators at September 30, 2012 and December 31, 2011, respectively:

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of September 30, 2012
Total capital
(to risk-weighted assets)
Consolidated	$127,871	13.33%	$76,746	8.00%	N/A	N/A
First Business Bank	111,665	13.06	68,417	8.00	$85,521	10.00%
First Business Bank — Milwaukee	15,635	15.12	8,273	8.00	10,341	10.00
Tier 1 capital
(to risk-weighted assets)
Consolidated	$77,917	8.12%	$38,373	4.00%	N/A	N/A
First Business Bank	100,944	11.80	34,209	4.00	$51,313	6.00%
First Business Bank — Milwaukee	14,339	13.87	4,136	4.00	6,205	6.00
Tier 1 capital
(to average assets)
Consolidated	$77,917	6.58%	$47,374	4.00%	N/A	N/A
First Business Bank	100,944	10.30	39,197	4.00	$48,997	5.00%
First Business Bank — Milwaukee	14,339	6.66	8,612	4.00	10,765	5.00

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2011
Total capital
(to risk-weighted assets)
Consolidated	$118,895	13.11%	$72,559	8.00%	N/A	N/A
First Business Bank	108,860	13.39	65,058	8.00	$81,322	10.00%
First Business Bank — Milwaukee	15,074	16.11	7,484	8.00	9,355	10.00
Tier 1 capital
(to risk-weighted assets)
Consolidated	$71,723	7.91	$36,279	4.00%	N/A	N/A
First Business Bank	98,666	12.13	32,529	4.00	$48,793	6.00%
First Business Bank — Milwaukee	13,898	14.86	3,742	4.00	5,613	6.00
Tier 1 capital
(to average assets)
Consolidated	$71,723	6.22	$46,152	4.00%	N/A	N/A
First Business Bank	98,666	9.98	39,556	4.00	$49,445	5.00%
First Business Bank — Milwaukee	13,898	7.95	6,993	4.00	8,741	5.00